Segment Breakdown of Goodwill (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Goodwill	$ 133,885	$ 132,515
Cement [Member]
Segment Reporting Information [Line Items]
Goodwill	9,729	8,359
Gypsum Wallboard [Member]
Segment Reporting Information [Line Items]
Goodwill	116,618	116,618
Paperboard [Member]
Segment Reporting Information [Line Items]
Goodwill	$ 7,538	$ 7,538